Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions

	As at 30.06.23	As at 31.12.22
	£m	£m
Customer redress	349	378
Legal, competition and regulatory matters	105	159
Redundancy and restructuring	121	136
Undrawn contractually committed facilities and guarantees	549	583
Sundry provisions	300	288
Total	1,424	1,544